Business Combinations and Asset Acquisitions	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Acquisition of Entities under Common Control	Acquisition of Entities under Common Control
On December 31, 2024, the Company acquired from Teekay (a) Teekay's Australian operations for a purchase price of $65.0 million plus a related working capital adjustment of $15.9 million and (b) all of Teekay's management service companies not previously owned by the Company for a purchase price of $17.3 million, which was the net working capital value of the entities being transferred to the Company. In addition, as part of the acquisition, Teekay transferred to the Company its $6.0 million supplemental retirement defined contribution plan liability, which relates to the management service companies included in the Acquired Operations. This liability was deducted from the total $98.2 million purchase price for Teekay's Australian operations and Teekay's management service companies, resulting in a net consideration of $92.2 million paid to Teekay. This acquisition is deemed to be a business acquisition between entities under common control. Accordingly, the Company has accounted for this transaction in a manner similar to the pooling of interests method. Under this method of accounting, all financial or operational information contained in the Company's consolidated financial statements for the periods prior to December 31, 2024, the date that the interests in the businesses were acquired by the Company, and during which the Company and the applicable businesses were under common control of Teekay, are retroactively adjusted or recast to include the results of these Acquired Operations and are collectively referred to as the “Entities under Common Control”.

As a result of the Company's acquisition of the Acquired Operations, the Company's consolidated financial statements prior to the transaction date of December 31, 2024 were retroactively adjusted or recast to include 100% of the assets and liabilities and results of the Acquired Operations on a consolidated basis during the periods the Acquired Operations and the Company were under common control of Teekay. The effect of adjusting such information to accounts in periods prior to the Company's acquisition thereof is included in the Entities under Common Control in the consolidated financial statements. All intercorporate transactions between the Company and the Acquired Operations that occurred prior to the acquisition by the Company were eliminated upon consolidation.

Assets and liabilities of the Acquired Operations are reflected on the Company’s consolidated balance sheets at the historical carrying values of the Acquired Operations. The purchase price of $98.2 million that was in excess of the Acquired Operations' historical carrying value of the net assets acquired of $36.8 million has been accounted for as a $61.4 million return of capital to Teekay.

The effect of adjusting the Company’s consolidated financial statements to account for this common control transaction increased the Company’s net income for the year ended December 31, 2024 and 2023 by $11.7 million and $6.2 million, respectively. The adjustments for the Entities under Common Control related to this transaction increased the Company’s revenues for the years ended December 31, 2024 and 2023 by $123.1 million and $109.2 million, respectively.